Derivatives Instruments (Notional Volumes of Outstanding HFT Derivatives) (Details) - HFT derivatives MWh in Millions, MMBTU in Millions	12 Months Ended
Dec. 31, 2025 MWh MMBTU
Power | Purchases | 2026
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	1
Power | Purchases | 2027
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2028
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2029
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2030 and thereafter
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2026
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	2
Power | Sales | 2027
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	1
Power | Sales | 2028
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2029
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2030 and thereafter
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Natural gas | Purchases | 2026
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	473
Natural gas | Purchases | 2027
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	140
Natural gas | Purchases | 2028
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	57
Natural gas | Purchases | 2029
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	28
Natural gas | Purchases | 2030 and thereafter
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	47
Natural gas | Sales | 2026
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	492
Natural gas | Sales | 2027
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	99
Natural gas | Sales | 2028
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	18
Natural gas | Sales | 2029
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	6
Natural gas | Sales | 2030 and thereafter
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	3